Financial instruments and financial risk management (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 605,096	$ (20,049)	$ (5,417)
Derivate liability	$ 575,723
Percentage of volatility used was increased	10.00%
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 164,830	$ 18,950
Change in market interest rates	1.00%	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 1,777,195	$ 545,784
Change in the US dollars to Canadian dollar exchange rate	10.00%	10.00%